Consolidated (Condensed) Statements of Operations - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Income Statement [Abstract]
Net sales		$ 368.4	$ 407.7	$ 693.9	$ 753.1
Cost of sales		233.7	280.8	441.6	519.6
Gross profit		134.7	126.9	252.3	233.5
Costs and expenses:
Selling, general and administrative expenses		75.4	69.2	147.2	151.6
Amortization expense		7.9	7.9	15.7	15.7
Separation expense		1.3	0.5	4.3	0.5
Restructuring expense		0.3	(0.2)	1.6	0.5
Earnings from operations		49.8	49.5	83.5	65.2
Interest expense		27.0	0.4	35.5	0.7
Interest (income) expense on notes with MTW - net		0.0	(4.6)	0.1	(9.3)
Other (income) expense - net		3.6	(0.2)	6.0	(0.6)
Earnings before income taxes		19.2	53.9	41.9	74.4
Income taxes		4.1	17.0	8.7	23.5
Discontinued operations:
Earnings (loss) from discontinued operations, net of income taxes			0.1
Loss on sale of discontinued operations, net of income taxes			0.0
Net earnings		$ 15.1	$ 36.9	$ 33.2	$ 50.9
Per Share Data
Earnings from continuing operations			$ 0.27
Earnings from per common share - Basic (in dollars per share)		$ 0.11	0.27	$ 0.24	$ 0.37
Loss from discontinued operations			0
Earnings from per common share - Diluted (in dollars per share)		$ 0.11	0.27	$ 0.24	$ 0.37
Loss on sale of discontinued operations			$ 0.00
Weighted average shares outstanding - Basic (in shares)		137,131,572	137,016,712	137,105,290	137,016,712
Weighted average shares outstanding - Diluted (in shares)		138,374,379	137,016,712	138,356,213	137,016,712
Basic and diluted net earnings per share	[1]		$ 0.27

[1]	On March 4, 2015, MTW distributed 137.0 million shares of MFS common stock to MTW shareholders in connection with its spin-off of MFS. See Note 24, "Earnings Per Share," in the Audited Combined Financial Statements for more information. Basic and diluted earnings per common share and the average number of common shares outstanding were retrospectively restated for the number of MFS shares outstanding immediately following this transaction.